Stock-Based Compensation Expense - Fair Value of Market Based RSUs (Details) - Market Based RSUs	12 Months Ended
Dec. 31, 2020
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.20%
Expected volatility	70.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.30%
Expected volatility	85.00%